S000034846 [Member] Expense Example - Wilmington Municipal Bond Fund	Apr. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 522
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	1,729
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	$ 773